UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
Capital Markets — 0.2%
E*Trade Financial Corp. (a) 163,000 $ 241,240
Software — 0.5%
HMH Holdings/EduMedia (a) 105,177 657,359
Total Common Stocks – 0.7% 898,599
		Par
Corporate Bonds (000)
Airlines — 0.3%
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16 USD 300 324,750
Auto Components — 0.9%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		13	12,923
Icahn Enterprises LP (b):
7.75%, 1/15/16		375	352,500
8.00%, 1/15/18		750	705,000
1,070,423
Building Products — 0.3%
Building Materials Corp. of
America, 7.00%, 2/15/20 (b) 375 371,250
Chemicals — 0.7%
CF Industries, Inc., 6.88%,
5/01/18		415	415,519
LBI Escrow Corp., 8.00%,
11/01/17 (b)		475	483,312
898,831
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc., 7.63%,
8/15/16		400	410,000
The Geo Group, Inc., 7.75%,
10/15/17 (b)		250	249,063
659,063
Consumer Finance — 0.4%
Inmarsat Finance Plc, 7.38%,
12/01/17 (b) 425 423,938
Containers & Packaging — 0.8%
Berry Plastics Corp.:
8.25%, 11/15/15		700	687,750
9.50%, 5/15/18 (b)		325	290,875
978,625
Diversified Financial Services — 2.4%
CIT Group, Inc., 7.00%, 5/01/17		1,375	1,240,937
FCE Bank Plc:
7.13%, 1/16/12	EUR	600	732,605
7.13%, 1/15/13		50	60,437

	Par
Corporate Bonds (000) Value
Diversified Financial Services
(concluded)
GMAC, Inc., 8.30%, 2/12/15 (b) USD	850	$ 853,188
2,887,167
Diversified Telecommunication Services — 1.4%
ITC Deltacom, Inc., 10.50%,
4/01/16 (b)	250	240,000
New Communications Holdings, Inc. (b):
7.88%, 4/15/15	500	496,250
8.25%, 4/15/17	290	287,100
Qwest Corp., 8.38%, 5/01/16	640	694,400
1,717,750
Energy Equipment & Services — 0.4%
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (b) 500 485,000
Food Products — 1.1%
B&G Foods, Inc., 7.63%, 1/15/18	300	299,250
Bumble Bee Foods LLC, 7.75%,
12/15/15 (b)	210	208,950
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)	740	792,262
1,300,462
Health Care Providers & Services — 0.6%
American Renal Holdings, 8.38%,
5/15/18 (b)	135	131,288
DaVita, Inc., 6.63%, 3/15/13	405	401,962
HCA, Inc., 7.25%, 9/15/20	220	219,450
752,700
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (b) 850 975,375
Hotels, Restaurants & Leisure — 0.2%
MGM Mirage, 11.13%,
11/15/17 (b) 240 259,800
Household Durables — 0.7%
Beazer Homes USA, Inc., 12.00%,
10/15/17 715 793,650
IT Services — 0.3%
SunGard Data Systems, Inc.,
4.88%, 1/15/14 383 357,148
Independent Power Producers &
Energy Traders — 2.7%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (b)	1,165	1,176,650
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)	400	398,000
NRG Energy, Inc., 7.25%, 2/01/14	1,700	1,678,750
		3,253,400

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	MSCI	Morgan Stanley Capital International
FKA	Formerly Known As	USD	US Dollar
GBP	British Pound

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds (000) Value
Media — 1.5%
Clear Channel Worldwide Holdings,
Inc. (b):
Series A, 9.25%, 12/15/17	USD	185	$ 187,312
Series B, 9.25%, 12/15/17		740	752,950
DISH DBS Corp., 7.00%, 10/01/13		425	431,375
UPC Germany GmbH, 8.13%,
12/01/17 (b)		500	490,000
1,861,637
Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%,
4/01/15 (b) 140 138,600
Paper & Forest Products — 1.4%
NewPage Corp., 11.38%,
12/31/14		1,565	1,463,275
Verso Paper Holdings LLC,
11.50%, 7/01/14 (b)		200	213,500
1,676,775
Textiles, Apparel & Luxury Goods — 0.4%
Phillips-Van Heusen Corp., 7.38%,
5/15/20 445 447,225
Wireless Telecommunication Services — 1.5%
Cricket Communications, Inc.,
7.75%, 5/15/16		1,125	1,141,875
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		525	502,687
Sprint Capital Corp., 8.38%,
3/15/12		175	180,250
1,824,812
Total Corporate Bonds – 19.4% 23,458,381
Floating Rate Loan Interests (c)
Aerospace & Defense — 0.9%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Facility
Deposit, 2.10%, 3/26/14		37	30,702
Term Loan, 2.34%, 3/26/14		628	516,205
TASC, Inc.:
Tranche A Term Loan, 5.50%,
12/18/14		166	165,474
Tranche B Term Loan, 5.75%,
12/18/15		329	329,175
1,041,556
Auto Components — 2.7%
Affinion Group Holdings, Inc., Term
Loan B, 5.00%, 4/08/16		750	717,187
Allison Transmission, Inc., Term
Loan, 3.01% - 3.10%, 8/07/14		2,135	1,935,670

		Par
Floating Rate Loan Interests (c) (000) Value
Auto Components (concluded)
Dana Holding Corp., Term
Advance, 4.53% - 4.73%,
1/30/15	USD	519 $	499,342
Exide Technologies, Term Loan,
3.69%, 5/15/12	EUR	150	167,076
3,319,275
Automobiles — 1.3%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.31% - 3.34%, 12/15/13	USD	1,467	1,366,249
Tranche B-2 Term Loan,
3.26%, 12/15/13		249	230,664
1,596,913
Beverages — 0.9%
SW Acquisitions Co., Inc.,
Term Loan, 5.75%, 6/01/16 1,123 1,118,992
Building Products — 1.8%
Building Materials Corp. of
America, Term Loan Advance,
3.13%, 2/22/14		486	469,047
Goodman Global, Inc., Term Loan,
6.25%, 2/13/14		1,223	1,221,858
Momentive Performance Materials
(Blitz 06-103 GmbH),
Tranche B-2 Term Loan, 2.68%,
12/04/13	EUR	493	529,633
2,220,538
Capital Markets — 0.2%
Nuveen Investments, Inc., Term
Loan, 3.32% - 3.33%, 11/13/14 USD 298 252,629
Chemicals — 7.2%
CF Industries Holdings, Inc., Bridge
Loan, 4.50%, 3/17/15		1,190	1,188,727
Chemtura Corp., Debtor in
Possession Return of Capital
Term Loan, 6.00%, 1/26/11		850	851,594
Gentek Holding, LLC, Tranche B
Term Loan, 7.00%, 10/29/14		499	498,438
Huish Detergents, Inc., Tranche B
Term Loan, 2.11%, 4/26/14		234	222,468
Lyondell Chemical Co., Exit Term
Loan, 5.50%, 3/24/16		400	399,572
Matrix Acquisition Corp. (FKA
MacDermid, Inc.), Tranche B
Term Loan, 2.65%, 4/12/14		1,486	1,356,023
Nalco Co., Term Loan, 6.50%,
5/13/16		1,216	1,214,800
PQ Corp. (FKA Niagara Acquisition,
Inc.), Term Loan (First Lien),
3.59% - 3.61%, 7/30/14		1,230	1,117,745
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		700	698,687

2 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Chemicals (concluded)
Solutia, Inc., Term Loan, 4.75%,
3/01/17	USD	1,100	$ 1,098,166
8,646,220
Commercial Services & Supplies — 5.1%
ARAMARK Corp.:
Letter of Credit,
2.23%, 1/26/14		19	17,870
Line of Credit, 3.60%,
7/26/16		31	29,689
Term Loan B, 3.54%, 7/26/16		466	451,437
US Term Loan, 2.17%,
1/26/14		285	271,724
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan, 3.11%,
10/21/13		326	309,129
Advanced Disposal Services, Inc.,
Term Loan B, 6.00%, 1/14/15		399	397,504
Alliance Laundry Systems LLC,
Term Loan, 2.79% - 2.84%,
1/27/12		513	497,157
Casella Waste Systems, Inc., Term
Loan B, 7.00%, 4/09/14		560	558,440
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		950	927,675
Term Loan 2, 7.00%, 3/05/16		425	413,525
Johnson Diversey, Inc., Tranche B
Dollar, 5.50%, 11/24/15		499	498,750
Synagro Technologies, Inc., Term
Loan (First Lien), 2.34% -2.36%,
4/02/14		980	880,639
West Corp., Incremental Term
Loan B-3, 7.25%, 10/24/13		895	893,963
6,147,502
Communications Equipment — 0.2%
Sorenson Communications, Term
Loan C, 6.00%, 10/27/14 190 185,250
Construction & Engineering — 1.1%
Safway Services, LLC, First Out
Term Loan, 9.00%, 12/14/17		750	750,000
Welding Services, Term Loan B,
5.50%, 3/23/16		550	548,854
1,298,854
Consumer Finance — 3.0%
American General Finance Corp.,
Term Loan, 7.25%, 4/16/16		1,750	1,694,000
Chrysler Financial Corp., Term
Loan (Second Lien), 6.84%,
8/02/13		1,955	1,929,515
3,623,515
Containers & Packaging — 1.9%
Anchor Glass Container Corp.,
Term Loan B, 6.00%, 2/18/16		523	517,854

		Par
Floating Rate Loan Interests (c) (000) Value
Containers & Packaging (concluded)
BWAY Corp.:
Term Loan, 5.50%, 5/21/17	USD	457	$ 454,674
Term Loan Canada, 5.50%,
5/20/17		43	42,743
Berry Plastics Holding Corp.,
Term Loan C, 2.26%, 4/03/15		677	605,855
Smurfit Kappa Acquisitions (JSG):
C1 Term Loan Facility, 4.04% -
4.27%, 7/16/15		303	362,530
Term B1, 3.80% - 4.37%,
7/16/14	EUR	306	366,368
2,350,024
Diversified Consumer Services — 2.9%
Coinmach Laundry Corp., Delayed
Draw Term Loan, 3.30% - 3.47%,
11/14/14	USD	247	215,320
Coinmach Service Corp., Term
Loan, 3.47%, 11/14/14		1,470	1,277,916
Laureate Education, Series A New
Term Loan, 7.00%, 8/15/14		1,990	1,965,622
3,458,858
Diversified Financial Services — 3.3%
CIT Group, Inc., Tranche 2A Term
Loan, 9.50%, 1/20/12		739	754,405
MSCI, Inc., Term Loan B, 4.75%,
6/30/16		1,575	1,569,094
Reynolds Group Holdings, Inc., US
Term Loan, 6.25%, 5/05/16		1,689	1,662,627
3,986,126
Diversified Telecommunication
Services — 3.1%
Hawaiian Telcom Communications,
Inc., Tranche C Term Loan,
4.75%, 5/30/14		513	361,604
Integra Telecom Holdings, Inc.,
Term Loan, 9.25%, 4/12/15		825	820,528
Level 3 Communications,
Incremental Term Loan, 2.55%
3/13/14		1,300	1,168,608
US Telepacific Corp., Term Loan
(Second Lien), 9.25%, 7/25/15		175	174,672
Wind Finance SL SA, Euro Facility
(Second Lien), 7.65%,
12/17/14	EUR	1,000	1,216,407
3,741,819
Electrical Equipment — 0.4%
Baldor Electric Co., Term Loan,
5.25%, 1/31/14 USD 513 510,056
Electronic Equipment, Instruments &
Components — 2.9%
CDW Computer Centers, Inc., Term
Loan B, 3.30%, 10/10/14		1,000	880,000

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Electronic Equipment, Instruments &
Components (concluded)
Flextronics International Ltd.:
A Closing Date Loan, 2.54% -
2.55%, 10/01/14	USD	103 $	96,027
Term Loan B, 2.54%,
10/01/12		563	538,919
L-1 Identity Solutions Operating
Co., Term Loan, 6.75%, 8/05/13		634	630,534
Matinvest 2 SAS/Butterfly Wendel US,
Inc. (Deutsche Connector):
B-2 Facility, 3.87%, 6/22/14		832	713,322
B-2 Facility, 3.87%, 6/22/14		54	46,234
C-2 Facility, 4.12%, 6/22/15		705	604,754
C-2 Facility, 4.12%, 6/22/15		27	22,834
3,532,624
Energy Equipment & Services — 0.4%
MEG Energy Corp., Term Loan D,
6.00%, 4/03/16 498 490,193
Food & Staples Retailing — 2.9%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.56%, 7/09/15	GBP	500	650,543
Bolthouse Farms, Inc., Term Loan
B, 5.50%, 2/04/16	USD	500	497,656
Pierre Foods, Term Loan B,
7.00%, 2/17/16		494	496,219
Pilot Travel Centers, Term Loan B,
5.25%, 11/18/15		1,000	998,393
Rite Aid Corp., Tranche 4 Term
Loan, 9.50%, 6/10/15		897	909,464
3,552,275
Food Products — 3.4%
CII Investment, LLC (FKA Cloverhill),
Term Loan B:
8.50%, 10/14/14		482	481,836
8.50%, 10/14/14		586	586,021
Dole Food Co., Inc.:
Credit-Linked Deposit, 8.07%,
4/12/13		127	127,265
Term Loan B, 5.00% - 5.50%,
2/10/17		383	382,861
Term Loan C, 5.00% - 5.50%,
2/10/17		952	950,931
Pilgrim's Pride Corp., Term Loan A,
5.29%, 12/01/12		550	544,500
Pinnacle Foods Finance LLC,
Tranche C Term Loan, 7.50%,
4/02/14		1,100	1,087,282
4,160,696
Health Care Equipment & Supplies — 1.7%
Biomet, Inc., Dollar Term Loan,
3.28% - 3.35%, 3/25/15		408	396,795

		Par
Floating Rate Loan Interests (c) (000) Value
Health Care Equipment & Supplies (concluded)
DJO Finance LLC (ReAble
Therapeutics Finance LLC), Term
Loan, 3.35%, 5/20/14	USD	881 $	846,663
Fresenius AG:
Term Loan C1, 4.50%,
9/01/14		509	508,096
Term Loan C2, 4.50%,
9/01/14		291	290,237
2,041,791
Health Care Providers & Services — 5.2%
Ardent Health Services, Inc., Term
Loan, 6.50%, 8/10/15		700	684,250
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.79%, 7/25/14		78	73,194
Funded Term Loan, 2.60% -
2.79%, 7/25/14		1,540	1,439,608
DaVita, Inc., Tranche B-1 Term
Loan, 1.79% - 1.85%, 10/05/12		200	195,111
HCA, Inc.:
Tranche A-1 Term Loan,
1.79%, 11/16/12		1,795	1,698,198
Tranche B-1 Term Loan,
2.54%, 11/18/13		70	66,150
Harden Healthcare, Term Loan A,
8.50%, 2/22/15		398	390,218
Renal Advantage Holdings, Inc.,
Term Loan, 6.00%, 5/25/16		525	522,375
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		1,200	1,183,800
6,252,904
Health Care Technology — 1.1%
IMS Healthcare, Term Loan B,
5.25%, 2/16/16 1,287 1,275,780
Hotels, Restaurants & Leisure — 4.6%
BLB Worldwide Holdings, Inc.
(Wembley, Inc.), First Priority
Term Loan, 4.75%, 7/18/11		1,000	703,333
Blackstone UTP Capital LLC, Term
Loan B, 5.50% - 6.00%,
10/23/14		400	398,080
Harrah's Operating Co., Inc.:
Term Loan B-2, 3.32%,
1/28/15		331	276,074
Term Loan B-3, 3.29% -
3.32%, 1/28/15		1,050	875,000
Term Loan B-4, 9.50%,
10/31/16		748	748,644
Penn National Gaming, Inc.,
Term Loan B, 2.05% - 2.12%,
10/03/12		566	549,210

4 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Hotels, Restaurants & Leisure (concluded)
Six Flags Theme Parks, Inc., Exit
Term Loan, 6.00%, 4/19/16	USD	850	$ 844,378
VML US Finance LLC (FKA Venetian
Macau) Term B:
Delayed Draw Project Loan,
4.80%, 5/25/12		416	400,265
Funded Project Loan, 4.80%,
5/27/13		725	698,871
5,493,855
IT Services — 4.2%
Amadeus Global Travel Distribution SA:
Term Loan B, 3.78%, 5/22/15		648	618,663
Term Loan C, 4.28%, 5/22/16		662	631,776
Ceridian Corp., US Term Loan,
3.35%, 11/09/14		746	683,698
First Data Corp.:
Initial Tranche B-2 Term Loan,
3.03% - 3.04%, 9/24/14		1,019	856,885
Initial Tranche B-3 Term Loan,
3.03% - 3.04%, 9/24/14		1,459	1,227,908
SunGard Data Systems, Inc. (Solar
Capital Corp.), Incremental Term
Loan, 6.75%, 2/28/14		1,040	1,032,280
5,051,210
Independent Power Producers &
Energy Traders — 1.3%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.11%, 4/02/13		486	461,960
Tranche B Term Loan, 4.11%,
4/02/13		39	37,093
Texas Competitive Electric
Holdings Co., LLC (TXU), Initial
Tranche B-3 Term Loan,
3.79% - 3.80%, 10/10/14		1,458	1,113,570
1,612,623
Industrial Conglomerates — 1.8%
Sequa Corp., Term Loan, 3.48% -
3.55%, 12/03/14 2,339 2,136,271
Insurance — 0.6%
Alliant Holdings I, Inc., Term Loan,
3.29%, 8/21/14 730 667,933
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14 191 190,580
Machinery — 1.9%
Accuride Corp., Term Loan, 9.75%,
1/31/12		460	457,604
Bucyrus International, Term
Loan C, 4.50%, 1/26/16		515	511,998

		Par
Floating Rate Loan Interests (c) (000) Value
Machinery (concluded)
LN Acquisition Corp. (Lincoln Industrial):
Delayed Draw Term Loan (First
Lien), 3.59%, 7/11/14	USD	245 $	231,861
Initial US Term Loan (First
Lien), 3.54% - 3.59%,
7/11/14		637	601,687
Oshkosh Truck Corp., Term Loan B,
6.26%, 12/06/13		495	494,294
2,297,444
Marine — 0.3%
Horizon Lines, Inc.:
Return of Capital, 3.51% -
3.57%, 8/08/12		218	186,254
Term Loan A, 3.55%, 8/08/12		155	139,243
325,497
Media — 17.9%
Cengage Learning Acquisitions,
Inc. (Thomson Learning),
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		1,886	1,895,034
Cequel Communications, LLC,
Term Loan, 2.29%, 11/05/13		532	506,994
Charter Communications Operating,
LLC:
New Term Loan, 2.30%,
3/06/14		337	311,490
Term Loan B1, 2.30%,
3/25/14		325	324,949
Term Loan C, 3.55%, 9/06/16		2,531	2,356,130
FoxCo Acquisition Sub, LLC, Term
Loan, 7.50%, 7/14/15		653	636,309
HMH Publishing Co., Ltd., Tranche
A Term Loan, 5.53%, 6/12/14		883	808,047
Hanley-Wood, LLC (FSC
Acquisition), Term Loan,
2.63% - 2.75%, 3/10/14		739	406,616
Harland Clarke Holdings Corp.
(FKA Clarke American Corp.),
Tranche B Term Loan, 2.79% -
2.85%, 6/30/14		621	541,327
Insight Midwest Holdings, LLC,
Term Loan B, 2.03% - 2.04%,
4/07/14		250	236,072
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14		240	228,736
Tranche B-2-B Term Loan,
2.79%, 1/03/14		240	228,666
Tranche B-2-C Term Loan,
2.79%, 1/03/14		240	228,666
Lamar Media Corp., Term Loan B,
4.25%, 12/30/16		525	524,016

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Media (concluded)
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG):
Facility B1, 3.34%, 6/28/15	EUR	510	$ 462,855
Facility C1, 3.59%, 6/30/16		510	462,855
Local TV Finance, LLC, Term Loan,
2.30%, 5/07/13	USD	224	201,362
Mediacom Broadband, Term Loan
E, 4.50%, 10/23/17		1,075	1,050,364
Newsday, LLC:
Fixed Rate Term Loan,
10.50%, 8/01/13		750	787,500
Floating Rate Term Loan,
6.55%, 8/01/13		500	504,583
Nielsen Finance LLC, Dollar Term Loan:
2.30%, 8/09/13		244	228,035
4.05%, 8/09/13		200	186,550
Class B, 4.05%, 5/01/16		1,156	1,112,708
Regal Cinemas Corp., Term
Loan B, 3.79%, 11/06/16		500	496,042
Sinclair Television Group, Inc.,
Tranche B Term Loan, 6.75%,
10/29/15		462	462,260
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16	EUR	1,100	1,344,797
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.60%, 3/20/12	USD	601	553,098
UPC Financing Partnership, Facility
U, 4.99%, 12/31/17	EUR	800	907,386
Virgin NTL Cable Plc, Term Loan B,
4.41%, 12/31/15	GBP	750	1,044,560
Weather Channel, Term Loan B,
5.00%, 9/14/15	USD	1,132	1,128,546
Worldcolor Press Inc. and
Worldcolor (USA) Corp. (FKA
Quebecor World, Inc.), Advance,
9.00%, 7/23/12		796	802,179
Yell Group Plc TPI, Term Loan A,
2.48%, 8/09/11		703	682,031
21,650,763
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA
NE Energy, Inc.):
Synthetic Letter of Credit,
2.81%, 11/01/13		25	23,230
Term B Advance (First Lien),
2.81%, 11/01/13		238	224,554
247,784
Multiline Retail — 2.4%
Dollar General Corp., Tranche B-1
Term Loan, 3.09% - 3.10%,
7/07/14		526	504,848

		Par
Floating Rate Loan Interests (c) (000) Value
Multiline Retail (concluded)
Hema Holding BV, Facility D,
5.42%, 1/01/17	EUR	1,800	$ 1,943,797
The Neiman Marcus Group, Inc.,
Term Loan, 2.25% - 2.28%,
4/06/13	USD	495	451,481
2,900,126
Oil, Gas & Consumable Fuels — 1.6%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%,
5/15/14		442	436,384
Initial Advance Loan, 4.50%,
5/15/14		352	347,123
Initial Advance Loan, 12.00%,
1/26/15		325	325,542
Tronox Worldwide LLC:
Tranche B-1 Term Loan,
9.00%, 6/24/10		631	632,559
Tranche B-2 Term Loan,
9.00%, 6/24/10		169	169,941
1,911,549
Paper & Forest Products — 0.6%
Georgia-Pacific LLC, Term Loan B,
2.29% - 2.54%, 12/23/12 754 735,467
Personal Products — 0.3%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%,
1/30/14		500	206,250
Term Loan (First Lien), 6.75%,
7/31/13		193	175,000
381,250
Pharmaceuticals — 1.4%
Warner Chilcott Co., LLC, Term
Loan A, 5.50%, 10/30/14		628	626,896
Warner Chilcott Corp.:
Additional Term Loan, 5.75%,
4/30/15		289	288,423
Term Loan B-1, 5.75%,
4/30/15		481	480,277
Term Loan B-2, 5.75%,
4/30/15		269	268,854
1,664,450
Professional Services — 0.8%
Booz Allen Hamilton, Inc., Tranche
B Term Loan, 7.50%, 7/31/15 985 985,924
Real Estate Management &
Development — 1.7%
Realogy Corp.:
Delayed Draw Term Loan B,
3.29%, 10/10/13		1,047	882,892
Initial Term Loan B, 3.29%,
10/10/13		590	497,287

6 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Real Estate Management & Development (concluded)
Realogy Corp. (concluded):
Synthetic Letter of Credit,
3.35%, 10/10/13	USD	159 $	133,885
Term Loan (Second Lien),
13.50%, 10/15/17		500	525,000
2,039,064
Software — 1.1%
Reynolds & Reynolds, Term Loan,
5.25%, 4/16/17		543	538,438
Telcordia Technologies, Inc., Term
Loan B, 6.75%, 4/09/16		800	786,000
1,324,438
Specialty Retail — 1.7%
Bass Pro Group LLC Term Loan B,
5.00% - 5.75%, 4/06/15		460	457,401
Burlington Coat Factory
Warehouse Corp., Term Loan,
2.67%, 5/28/13		190	174,393
General Nutrition Centers, Inc.,
Term Loan, 2.54% - 2.60%,
9/16/13		275	262,044
Matalan, Term Loan, 5.57%,
3/24/16	GBP	300	430,863
Michaels Stores, Inc.:
Term Loan B-1, 2.56% -
2.81%, 10/31/13	USD	511	464,954
Term Loan B-2, 4.81% -
5.06%, 7/31/16		249	236,905
2,026,560
Textiles, Apparel & Luxury Goods — 1.2%
Hanesbrands, Inc., New Term
Loan, 5.25% - 5.50%, 12/10/15		461	460,366
PVH/Hilfiger, US Term Loan B,
4.75%, 4/19/16		950	949,555
1,409,921
Wireless Telecommunication Services — 2.3%
Cavtel Holdings, LLC, Term Loan,
10.50%, 12/31/12		212	195,368
Digicel International Finance Ltd.,
Tranche A, 2.81%, 3/30/12		1,463	1,423,144
MetroPCS Wireless, Inc., Tranche B
Term Loan, 2.56% - 2.63%,
11/03/13		1,262	1,208,655
2,827,167
Total Floating Rate Loan Interests –
101.7%			122,684,266

	Beneficial
	Interest
Other Interests (d) (000) Value
Auto Components — 1.0%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interest —(e) $ 1,174,939
Total Other Interests – 1.0% 1,174,939
Total Long-Term Investments
(Cost – $149,246,693) – 122.8% 148,216,185
Short-Term Securities Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.16% (f)(g) 5,149,860 5,149,860
Total Short-Term Securities
(Cost – $5,149,860) – 4.3% 5,149,860
Total Investments
(Cost – $154,396,553*) – 127.1%		153,366,045
Liabilities in Excess of Other Assets – (27.1)%		(32,678,414)
Net Assets – 100.0%	$ 120,687,631

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 154,396,553
Gross unrealized appreciation	$ 2,875,629
Gross unrealized depreciation	(3,906,137)
Net unrealized depreciation	$ (1,030,508)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Variable rate security. Rate shown is as of report date.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e) Amount is less than $1,000.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)

(f) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as

amended, were as follows:

	Shares Held		Shares Held
	at		at
	August 31,	Net	May 31,
Affiliate	2009	Activity	2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	--	5,149,860	5,149,860	$3,317

(g) Represents the current yield as of report date.

• Foreign currency exchange contracts as of May 31, 2010 were as follows:

						Unrealized
Currency			Currency	Counter- Settlement Appreciation
Purchased			Sold	party	Date	(Depreciation)
EUR	95,000	USD	117,865	Citibank
				NA	7/14/10	$ (1,226)
USD	9,709,369	EUR	7,736,500	BNP
				Paribas	7/14/10	210,585
GBP	1,493,000	USD	2,215,909	Citibank
				NA	7/28/10	(56,487)
USD	1,150,088	GBP	742,500	Citibank
				NA	7/28/10	76,162
USD	3,369,054	GBP	2,177,500	Royal
				Bank of
				Scotland	7/28/10	219,596
Total						$ 448,630

• For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

8 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Defined Opportunity Credit Trust (BHL)

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Trust's investments:

Investments in Securities

Valuation Inputs		Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks	$ 241,240		--	$ 657,359	$ 898,599
Corporate Bonds		$ 23,445,458		12,923	23,458,381
Floating Rate Loan Interests		--	106,196,139	16,488,127	122,684,266
Other Interests		--	--	1,174,939	1,174,939
Short-Term Securities		5,149,860	--	--	5,149,860
Total	$ 5,391,100		$ 129,641,597	$ 18,333,348	$ 153,366,045
	Other Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	--	$ 506,343	$ 6,322	$ 512,665
Liabilities	--	(57,713)	(22,731)	(80,444)
Total	--	$ 448,630	$ (16,409)	$ 432,221

1 Other financial instruments are foreign currency exchange contracts and unfunded loan commitments, which are value at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Investments in Securities
		Corporate	Floating Rate Loan
	Common Stock	Bonds	Interests	Other Interests	Total
Balance, as of August 31, 2009	--	--	$ 24,495,356	--	$ 24,495,356
Accrued discounts/premiums	--	--	382,046	--	382,046
Realized gain (loss)	--	--	184,697	--	184,697
Change in unrealized appreciation
(depreciation)[2]	--	--	2,969,575	--	2,969,575
Net purchases (sales)	--	--	(8,597,257)	--	(8,597,257)
Net transfers in/out of Level 3	$ 657,359	$ 12,923	(2,946,290)	$ 1,174,939	(1,101,069)
Balance, as of May 31, 2010	$ 657,359	$ 12,923	$ 16,488,127	$ 1,174,939	$ 18,333,348
[2] The change in the unrealized appreciation/depreciation on securities still held on May 31, 2010 was $66,628.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Schedule of Investments (concluded)

BlackRock Defined Opportunity Credit Trust (BHL)

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used in determining fair value:

Other Financial
Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	$ 60,517	--
Accrued discounts/premiums	--	--
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	(54,195) $	(22,731)
Net purchases/sales	--	--
Net transfers in/out of level 3	--	--
Balance, as of May 31, 2010	$ 6,322 $	(22,731)
[3]Other financial instruments are unfunded loan commitments.

10 BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST

MAY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Defined Opportunity Credit Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 23, 2010